Cover Page	May 02, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 02, 2024
Entity Registrant Name	SOTERA HEALTH COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39729
Entity Tax Identification Number	47-3531161
Entity Address, Address Line One	9100 South Hills Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Broadview Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44147
City Area Code	440
Local Phone Number	262-1410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001822479
Amendment Flag	true
Amendment Description	This Amendment to Current Report on Form 8-K (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Sotera Health Company (the “Company”) with the United States Securities and Exchange Commission on May 2, 2024 (the “Original Form 8-K”). The Company is filing this Amendment solely to correct a typographical error in the Exhibit 99.1, page 6, Consolidated Statements of Operations, which erroneously included the line "Impairment of long-lived assets." The error had no impact on "Total operating expenses," "Income before income taxes," or "Net income" for the three months ended March 31, 2024.